OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Committed time charter revenues	A summary for the six months ended June 30, 2024 and 2023 is shown below:

(in thousands of $)	Six months ended
	June 30,
	2024	2023
Vessel operating revenues	174,932	179,204
The minimum contractual undiscounted cashflows under non-cancellable operating leases to be received on time charters in respect of our Fleet as of June 30, 2024, were as follows:

(in thousands of $)
1 year	342,556
2 years	290,658
3 years	221,792
4 years	156,648
5 years	156,046
Thereafter	250,713
Total	1,418,413